Biological Assets - Schedule of detailed information about biological assets (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($) CAD_per_Driedgram Gram	Jul. 31, 2019 CAD ($) CAD_per_Driedgram Gram
Derived from actual retail prices on a per product
Weighted average selling price input values per dried gram | CAD_per_Driedgram	3.23	4.23
Sensitivity analysis, impact of variance on selling price to valuation	$ 550	$ 480
Obtained through historical harvest cycle results on a per strain basis
Sensitivity analysis, impact of variance on average yield per plant to valuation	$ 376	$ 344
Obtained through the estimates of stage of completion within the harvest cycle
Average stage of completion within harvest cycle	43.00%	29.00%
Sensitivity analysis, impact of variance on average stage of growth per plant to valuation	$ 376	$ 1,148
Obtained through the estimates of wastage within the cultivation and production cycle
Sensitivity analysis impact of variance on wastage expectation result in change in valuation		$ 302
Minimum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	46	15
Obtained through the estimates of wastage within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.00%	0.00%
Maximum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	135	123
Obtained through the estimates of wastage within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	21.00%	30.00%